General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expenses
Administrative services fees	$ 8,996	$ 8,513	$ 4,708
Commercial management fees	4,890	4,610	5,400
Share-based compensation	1,357	760	378
Other expenses	7,552	3,626	2,876
Total	22,795	17,509	13,362
Transaction costs included in other general and administrative expenses	$ 4,144	$ 0	$ 0